Summary of Significant Accounting Policies - Schedule of Allowance for Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Allowance for Credit Losses [Abstract]
Allowance for credit losses, beginning balance	$ 223,166	$ 48,166
Credit loss provision	8,800,602	176,307
Write-offs		(1,307)
Allowance for credit losses, ending balance	$ 9,023,768	$ 223,166